Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Quality Factor ETF (Formerly iShares® Edge MSCI USA Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Huntington Ingalls Industries Inc.	215,471	$31,777,663

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	758,723	67,093,875
Expeditors International of Washington Inc.	1,048,329	92,640,834

		159,734,709

Banks — 0.5%
East West Bancorp. Inc.	620,660	22,641,677
SVB Financial Group(a)(b)	236,130	68,642,991

		91,284,668

Beverages — 4.6%
Coca-Cola Co. (The)	15,444,544	742,264,785
Monster Beverage Corp.(a)(b)	1,657,458	126,911,559

		869,176,344

Biotechnology — 2.1%
Amgen Inc.	1,066,354	231,334,837
Biogen Inc.(a)	374,337	94,359,127
Regeneron Pharmaceuticals Inc.(a)	133,282	72,446,764

		398,140,728

Building Products — 2.3%
A O Smith Corp.	771,110	39,858,676
Allegion PLC	533,380	52,537,930
Carrier Global Corp.	10,485,611	350,114,551

		442,511,157

Capital Markets — 6.3%
Ameriprise Financial Inc.	584,480	94,001,918
BlackRock Inc.(c)	681,274	408,226,194
Charles Schwab Corp. (The)	6,479,641	266,378,042
FactSet Research Systems Inc.	243,295	74,569,918
Franklin Resources Inc.	1,336,167	25,053,131
MarketAxess Holdings Inc.	218,612	117,799,076
SEI Investments Co.	757,639	37,237,957
T Rowe Price Group Inc.	1,433,993	181,629,553

		1,204,895,789

Chemicals — 2.2%
Air Products & Chemicals Inc.	578,966	159,933,568
Celanese Corp.	275,785	31,304,355
Ecolab Inc.	617,163	113,304,955
LyondellBasell Industries NV, Class A	709,079	48,536,458
PPG Industries Inc.	519,957	67,448,822

		420,528,158

Commercial Services & Supplies — 0.9%
Copart Inc.(a)	1,457,101	160,805,666

Communications Equipment — 1.4%
Arista Networks Inc.(a)(b)	85,326	17,824,601
Cisco Systems Inc.	6,285,593	225,652,789
F5 Networks Inc.(a)(b)	90,544	12,036,919

		255,514,309

Containers & Packaging — 0.3%
Avery Dennison Corp.	264,595	36,617,302
Packaging Corp. of America	231,608	26,516,800

		63,134,102

Electric Utilities — 1.0%
OGE Energy Corp.	5,983,724	184,119,187

Security	Shares	Value

Entertainment — 3.0%
Activision Blizzard Inc.	1,262,812	$95,632,753
Electronic Arts Inc.(a)	523,626	62,746,104
Take-Two Interactive Software Inc.(a)(b)	216,648	33,563,108
Walt Disney Co. (The)	3,037,460	368,292,025

		560,233,990

Equity Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities Inc.	338,500	47,095,505
Duke Realty Corp.	968,732	36,802,128
Host Hotels & Resorts Inc.	1,831,788	19,197,138
National Retail Properties Inc.	410,383	13,136,360
Prologis Inc.	1,880,909	186,586,173
Public Storage	631,285	144,608,455
Simon Property Group Inc.	820,811	51,555,139

		498,980,898

Food Products — 0.9%
Hershey Co. (The)	650,472	89,413,881
Lamb Weston Holdings Inc.	1,239,702	78,659,092

		168,072,973

Gas Utilities — 1.8%
Atmos Energy Corp.	3,708,647	339,971,670

Health Care Equipment & Supplies — 1.5%
Align Technology Inc.(a)	157,356	67,046,245
Edwards Lifesciences Corp.(a)	1,116,628	80,051,061
Intuitive Surgical Inc.(a)	177,779	118,592,815
Varian Medical Systems Inc.(a)	141,752	24,494,746

		290,184,867

Health Care Providers & Services — 2.6%
Cardinal Health Inc.	729,067	33,383,978
Henry Schein Inc.(a)(b)	226,066	14,373,276
UnitedHealth Group Inc.	1,476,075	450,409,526

		498,166,780

Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	206,376	55,731,839

Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	448,341	41,211,505

Household Durables — 0.6%
Garmin Ltd.	517,369	53,816,724
NVR Inc.(a)	16,257	64,265,384

		118,082,108

Insurance — 3.4%
Aflac Inc.	3,109,641	105,572,312
Aon PLC, Class A	1,017,776	187,280,962
Erie Indemnity Co., Class A, NVS	146,438	34,101,017
Fidelity National Financial Inc.	1,234,199	38,618,087
Progressive Corp. (The)	3,084,044	283,423,643

		648,996,021

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	231,376	373,929,067
Alphabet Inc., Class C, NVS(a)	236,769	383,804,917
Facebook Inc., Class A(a)	2,965,716	780,309,537

		1,538,043,521

Internet & Direct Marketing Retail — 2.0%
Booking Holdings Inc.(a)	237,286	384,996,535

IT Services — 8.1%
Accenture PLC, Class A	1,085,293	235,410,905

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Quality Factor ETF (Formerly iShares® Edge MSCI USA Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	845,055	$133,484,888
Broadridge Financial Solutions Inc.	156,126	21,482,938
Jack Henry & Associates Inc.	109,458	16,227,148
Mastercard Inc., Class A	1,872,843	540,577,403
Paychex Inc.	596,274	49,043,536
Visa Inc., Class A(b)	3,020,039	548,771,287

		1,544,998,105

Life Sciences Tools & Services — 0.6%
Illumina Inc.(a)	235,306	68,874,066
Mettler-Toledo International Inc.(a)(b)	42,101	42,013,009

		110,887,075

Machinery — 3.4%
Cummins Inc.	947,083	208,254,081
Illinois Tool Works Inc.	2,228,431	436,505,064

		644,759,145

Media — 0.4%
Fox Corp., Class A, NVS	538,872	14,290,886
Fox Corp., Class B(a)	268,140	7,009,180
Interpublic Group of Companies Inc. (The)	570,653	10,323,113
Omnicom Group Inc.	391,012	18,455,766
ViacomCBS Inc., Class B, NVS	919,190	26,261,258

		76,340,203

Oil, Gas & Consumable Fuels — 1.8%
Exxon Mobil Corp.	7,042,613	229,730,036
Kinder Morgan Inc./DE	2,900,197	34,512,344
ONEOK Inc.	551,981	16,007,449
Phillips 66	682,837	31,861,175
Valero Energy Corp.	758,505	29,285,878

		341,396,882

Personal Products — 1.6%
Estee Lauder Companies Inc. (The), Class A	1,345,312	295,511,234

Pharmaceuticals — 6.7%
Johnson & Johnson	4,306,885	590,517,002
Merck & Co. Inc.	4,616,146	347,180,341
Pfizer Inc.	9,459,805	335,633,881

		1,273,331,224

Professional Services — 0.2%
Robert Half International Inc.	833,179	42,233,844

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	1,166,523	58,792,759
Jones Lang LaSalle Inc.	156,649	17,679,406

		76,472,165

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials Inc.	1,196,789	70,885,812
Intel Corp.	6,204,776	274,747,481
KLA Corp.	232,034	45,752,464
Lam Research Corp.	232,923	79,678,300
Maxim Integrated Products Inc.	500,529	34,861,845
Skyworks Solutions Inc.	236,550	33,422,150
Teradyne Inc.	254,687	22,374,253
Texas Instruments Inc.	1,850,971	267,631,897
Xilinx Inc.	397,846	47,220,342

		876,574,544

Security	Shares	Value

Software — 7.7%
Adobe Inc.(a)	709,682	$317,298,822
Cadence Design Systems Inc.(a)(b)	373,228	40,819,946
Citrix Systems Inc.	208,121	23,573,866
Fair Isaac Corp.(a)	47,162	18,461,565
Intuit Inc.	515,416	162,191,107
Microsoft Corp.	3,263,133	660,686,539
Oracle Corp.	3,843,957	215,684,427
Paycom Software Inc.(a)(b)	82,534	30,049,804

		1,468,766,076

Specialty Retail — 3.0%
Best Buy Co. Inc.	1,124,968	125,490,180
Ross Stores Inc.	1,742,535	148,411,706
TJX Companies Inc. (The)	4,834,562	245,595,750
Ulta Beauty Inc.(a)	204,721	42,330,161

		561,827,797

Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	7,654,198	833,235,994
NetApp Inc.	415,251	18,225,366
Seagate Technology PLC	372,242	17,800,613

		869,261,973

Textiles, Apparel & Luxury Goods — 5.7%
Lululemon Athletica Inc.(a)	534,610	170,695,627
Nike Inc., Class B	6,926,765	831,765,941
VF Corp.	1,252,407	84,161,750

		1,086,623,318

Trading Companies & Distributors — 1.4%
Fastenal Co.	3,746,976	161,981,772
WW Grainger Inc.	298,641	104,530,323

		266,512,095

Total Common Stocks — 99.8% (Cost: $17,325,961,025)		18,959,790,867

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	20,054,261	20,068,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	46,210,000	46,210,000

		66,278,299

Total Short-Term Investments — 0.4% (Cost: $66,279,567)		66,278,299

Total Investments in Securities — 100.2% (Cost: $17,392,240,592)		19,026,069,166

Other Assets, Less Liabilities — (0.2)%		(37,051,487)

Net Assets — 100.0%		$18,989,017,679

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Quality Factor ETF (Formerly iShares® Edge MSCI USA Quality Factor ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$101,079,408	$—	$(80,995,596	)(a)	$140,263	$(155,776)	$20,068,299	20,054,261	$45,900	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,970,000	—	(9,760,000	)(a)	—	—	46,210,000	46,210,000	11,183		—
BlackRock Inc.	389,471,523	15,331,539	(12,828,986)		3,180,877	13,071,241	408,226,194	681,274	2,440,064		—

					$3,321,140	$12,915,465	$474,504,493		$2,497,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	153	12/18/20	$24,975	$(501,620)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$18,959,790,867	$—	$—	$18,959,790,867
Money Market Funds	66,278,299	—	—	66,278,299

	$19,026,069,166	$—	$—	$19,026,069,166

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(501,620)	$—	$—	$(501,620)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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